Provisions - Movements in Provisions (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [Line Items]
Beginning balance	$ 977	$ 822	$ 399
Additional/(reversal of) provisions recognized	421	231	440
Used / forfeited during the year	(313)	(76)	(67)
Reclassification			50
Effect of foreign exchange differences	0	0	0
Ending balance	1,085	977	822
Decommissioning Liabilities [Member]
Disclosure of other provisions [Line Items]
Beginning balance	0	0	0
Additional/(reversal of) provisions recognized	301	0	0
Used / forfeited during the year	0	0	0
Reclassification			0
Effect of foreign exchange differences	0	0	0
Ending balance	301	0	0
Onerous Contracts [Member]
Disclosure of other provisions [Line Items]
Beginning balance	266	194	95
Additional/(reversal of) provisions recognized	(5)	72	49
Used / forfeited during the year	0	0	0
Reclassification			50
Effect of foreign exchange differences	0	0	0
Ending balance	261	266	194
Employee benefits [Member]
Disclosure of other provisions [Line Items]
Beginning balance	416	387	65
Additional/(reversal of) provisions recognized	60	34	323
Used / forfeited during the year	(221)	(5)	(1)
Reclassification			0
Effect of foreign exchange differences	0	0	0
Ending balance	255	416	387
Warranties [Member]
Disclosure of other provisions [Line Items]
Beginning balance	281	238	235
Additional/(reversal of) provisions recognized	59	114	69
Used / forfeited during the year	(88)	(71)	(66)
Reclassification			0
Effect of foreign exchange differences	0	0	0
Ending balance	252	281	238
Others [Member]
Disclosure of other provisions [Line Items]
Beginning balance	14	3	4
Additional/(reversal of) provisions recognized	6	11	(1)
Used / forfeited during the year	(4)	0	0
Reclassification			0
Effect of foreign exchange differences	0	0	0
Ending balance	$ 16	$ 14	$ 3